FINANCING ARRANGEMENTS (Details Narrative) - USD ($)														1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	11 Months Ended	12 Months Ended
	Oct. 14, 2021	Oct. 01, 2021	Sep. 23, 2021	Aug. 04, 2021	Jun. 02, 2021	Apr. 12, 2021	Apr. 07, 2021	Mar. 19, 2021	Mar. 09, 2021	Jan. 28, 2021	Oct. 14, 2020	Oct. 08, 2020	May 29, 2020	Jun. 30, 2020	May 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2020	May 31, 2020	May 01, 2021	May 31, 2021	Sep. 17, 2021	Jun. 17, 2021
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable															$ 1,476,642	$ 3,918,339		$ 3,918,339		$ 1,476,642		$ 2,285,367
Proceeds from notes payable																		2,000,000	$ 150,000			5,174,902
Debt, conversion price per share, description																		776,515	175,356			1,350,389
Loss on extinguishment of debt																	$ (1,147,856)	780,050	(1,147,856)			(1,147,856)
Accounts Receivable, after Allowance for Credit Loss, Current															7,932,310	142,577,549		142,577,549		7,932,310		20,369,747
Interest and Debt Expense																		120,000
Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, unamortized debt discount																						1,215,526
Trillium Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable																1,249,166		1,249,166				1,062,215
Trillium Note [Member] | Accredited Investor [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate								10.00%
Notes payable								$ 1,000,000
New Bridge Notes [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Proceeds from notes payable								$ 1,000,000
Amended And Restated Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate							7.50%
Debt instrument, maturity date			Dec. 31, 2021				Jun. 15, 2021
Notes payable							$ 1,000,000
Debt instrument, description							the Company entered into an Amended and Restated Promissory Note (the “Amended and Restated Note”) superseding and replacing the Original Note. The Amended and Restated Note is in the principal aggregate amount of $
Trillium Partner L P And Carpathia L L C [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable		$ 2,000,000
Debt instrument, description		Interest on this Notes shall initially accrue on the outstanding Principal Amount (as defined therein) at a rate equal to twelve (12) % per annum during the first 120 calendar days following the issuance date of this Note (“Issue Date”). Commencing 121 days following the Issue Date and continuing thereafter, absent an Event of Default, interest shall accrue on the outstanding Principal Amount at a rate equal to eighteen (18) % per annum. The Principal Amount and all accrued Interest shall become due and payable on the Maturity Date. Upon the occurrence of any Event of Default, including at any time following the Maturity Date, a default interest rate equal to twenty four percent (24%) per annum shall be in effect as to all unpaid principal then outstanding. The Company shall pay a minimum interest payment equal to twelve percent (12%) on the Principal Amount, or $120,000 (“Minimum Interest Payment”)
Debt Instrument, Periodic Payment, Interest																		1,120,000
Trillium Partner L P And Carpathia L L C [Member] | Securities Purchase Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable		$ 1,000,000
Securities Purchase Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt Instrument, Periodic Payment, Interest																		0
UL US Entities [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, outstanding balance															1,646,062					1,646,062		358,236
UL ATL [Member] | Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt instrument, maturity date		Mar. 31, 2022											May 29, 2023
Notes payable													$ 1,825,000			912,500		$ 912,500				1,825,000
Debt, periodic payment description													The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020.					The agreement calls for six semi-annual payments of $304,166.67, for which the first payment was due on November 29, 2020. As of November 30, 2021, and May 31, 2021, the outstanding balance due under the note was $912,500 and $1,825,000, respectively.
Debt Instrument, Periodic Payment													$ 304,166.67
Notes payable															1,825,000					1,825,000		1,216,667
Unique Logistics International, Inc.[Member] | Promissory Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate								10.00%
Notes payable								$ 1,000,000							0					0		1,062,215
Proceeds from notes payable								$ 1,000,000
Debt instrument, description							the “Company entered into an Amended and Restated Promissory Note (the “Amended and Restated Note”) with the Investor pursuant to which the Company and the Investor agreed to amend and restate in its entirety the Note. The Amended and Restated Note supersedes and replaces the Note. The Amended and Restated Note is in the principal aggregate amount of $1,000,000 and bears interest at a rate of a guaranteed 7.5% or Seventy-Five Thousand dollars ($75,000) at maturity. The Amended and Restated Note matures on June 15, 2021 (the “Maturity Date”), This Note was subsequently extended to October 15, 2021, and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The Company may prepay the Amended and Restated Note without penalty. The Amended and Restated Note contains certain events of default. In the event of a default, at its option and sole discretion, the Investor may consider the Amended and Restated Note immediately due and payable. Upon such an event of default, the interest rate increases to eighteen percent (18%) per annum.
Paycheck Protection Program Loans [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, outstanding balance									$ 358,236
Debt, interest rate									100.00%
Debt instrument, maturity date									Mar. 05, 2026
Paycheck Protection Program Loans [Member] | UL US Entities [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Proceeds from loan															$ 1,646,062
Debt maturity description															The promissory notes mature for dates ranging from April 2022 through May 2022.
Debt, outstanding balance															$ 1,646,062					$ 1,646,062
Debt, interest rate															1.00%					1.00%
Paycheck Protection Program Loans [Member] | UL US Entities [Member] | Promissiory Note [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, outstanding balance															$ 0					$ 0		358,236
SBA Loans [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Proceeds from loan									$ 358,236
Debt instrument, maturity date									Mar. 05, 2026
Economic Injury Disaster Loan [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Proceeds from loan														$ 150,000
Debt, outstanding balance															0					0		150,000
Debt, interest rate														3.75%
Non-Compete, Non-Solicitation and Non-Disclosure Agreement [Member] | UL ATL [Member] | Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable													$ 500,000		$ 500,000					$ 500,000		250,004
Debt, periodic payment description													The agreement calls for twenty-four monthly non-interest bearing payments of $20,833.33 with the first payment on June 29, 2020.
Debt Instrument, Periodic Payment													$ 20,833.33
Non-Compete, Non-Solicitation and Non-Disclosure Agreement [Member] | A T L [Member] | Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable													$ 500,000			125,006		$ 125,006				500,000
Debt, periodic payment description													The agreement calls for twenty-four monthly non-interest-bearing payments of $
Debt Instrument, Periodic Payment													$ 20,833.33
Trillium and 3a SPA [Member] | Convertible Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate										10.00%
Debt instrument, maturity date					Jan. 28, 2023					Jan. 28, 2022
Notes payable										$ 916,666												1,833,334
Proceeds from notes payable										$ 1,666,666
Debt, conversion price per share										$ 0.0032
Debt, conversion price per share, description										$ 166,667						243,882	$ 162,212	491,467	$ 162,212
Debt, beneficial conversion feature										$ 1,666,666
Loss on extinguishment of debt					$ 247,586
Debt, unamortized debt discount																1,157,290		1,157,290				1,215,526
Trillium SPA [Member] | Convertible Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate												10.00%
Debt instrument, maturity date					Oct. 06, 2022							Oct. 06, 2021
Notes payable												$ 1,111,000				$ 1,030,000		1,030,000				1,104,500
Proceeds from notes payable												$ 1,000,000
Number of warrants to purchase common stock												570,478,452
Warrants exercise price, per share												$ 0.001946
Debt, conversion price per share						$ 0.00179638					$ 0.00179638	$ 0.00179638
Debt, conversion price per share, description												The Trillium Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time. The Trillium Note was subsequently extended to October 6, 2022 and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The conversion price of the Trillium Note shall be equal to $0.00179638 (the “Conversion Price”); provided, however, that in no instance shall the investor be entitled to convert at a price lower than $0.00119759 (the “Trillium Note Floor Price”) and in no instance shall Trillium be entitled to convert into such an amount of common stock that, together with all shares of common stock which have been previously converted, would equal greater than 13.8875% of the total issued and outstanding shares of common stock of the Company, subject to adjustment as provided herein, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Conversion Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.00119759.
Debt, conversion price per share, description												$ 111,000
Debt issuance, legal fees												50,000
Warrants, value												563,341
Debt, beneficial conversion feature												65,453
Loss on extinguishment of debt												1,147,856
Debt, conversion of notes into shares, value						$ 63,692												$ 131,759
Debt, conversion of notes into shares						35,455,872												73,346,191
Trillium SPA [Member] | Convertible Notes Payable [Member] | Additional Paid-in Capital [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, conversion price per share, description												13,054
Debt, beneficial conversion feature												$ 436,844
Trillium SPA [Member] | Convertible Note Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, conversion price per share												$ 0.001946				$ 0.00179640		$ 0.00179640
3a SPA [Member] | Convertible Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate	10.00%										10.00%
Debt instrument, maturity date	Oct. 06, 2021				Oct. 06, 2022
Notes payable	$ 1,111,000															$ 997,828		$ 997,828				1,111,000
Proceeds from notes payable	$ 1,000,000										$ 1,000,000
Number of warrants to purchase common stock	570,478,452										570,478,452
Warrants exercise price, per share	$ 0.001946										$ 0.001946
Debt, conversion price per share																$ 0.00179638		$ 0.00179638
Debt, conversion price per share, description											The 3a Note matures on October 6, 2021 (the “Maturity Date”) and is convertible at any time. The 3a Note was subsequently extended to October 6, 2022 and is subject to the Exchange Agreement consummated on August 19, 2021 (See Subsequent Event Note 13). The conversion price of the 3a Note shall be equal to $0.00179638 (the “Conversion Price”); provided, however, that in no instance shall the investor be entitled to convert at a price lower than $0.00119759 (the “3a Note Floor Price”) and in no instance shall 3a be entitled to convert into such an amount of common stock that, together with all shares of common stock which have been previously converted, would equal greater than 13.8875% of the total issued and outstanding shares of common stock of the Company, subject to adjustment as provided herein, including, but not limited to, adjustments for any stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the common stock during such measuring period. The Conversion Price shall be rounded down to the nearest $0.0001 and in no event lower than $0.00119759.
Debt, conversion price per share, description											$ 111,000					$ 141,598		$ 285,048			$ 719,243	617,808
Warrants, value											563,156
Debt, beneficial conversion feature											436,844
Loss on extinguishment of debt																		383,819
Debt, conversion of notes into shares, value																$ 41,317		$ 113,172
Debt, conversion of notes into shares																23,000,000		63,000,000
Debt, principal amount											1,111,000
Debt, unamortized debt discount											$ 391,757					$ 490,528		$ 490,528				$ 391,757
Purchase Agreement [Member] | Trillium Partners L.P [Member] | Convertible Notes Payable [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate										10.00%
TBK Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt Instrument, Unused Borrowing Capacity, Amount					$ 30,000,000
Line of Credit Facility, Maximum Borrowing Capacity																$ 40,000,000.0		$ 40,000,000.0
TBK Agreement [Member] | Maximum [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 40,000,000.0																			$ 47,500,000
TBK Agreement [Member] | Minimum [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 30,000,000.0																			$ 40,000,000.0
TBK Agreement [Member] | Corefund Capital, LLC [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current																								$ 2,000,000.0
TBK Agreement [Member] | Corefund Capital, LLC [Member] | Maximum [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Accounts Receivable, after Allowance for Credit Loss, Current													$ 25,000,000
Purchase Money Financing Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt, interest rate																0.10%		0.10%
[custom:LiquidationSuccessPremiumPercent]																		10.00%
Exchange Agreement [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
[custom:AgreementDescription]				the Company (each, including its successors and assigns, a “Holder” and collectively the “Holders”). Pursuant to the Exchange Agreement, the Company agreed to issue, and the Holders agreed to acquire the New Securities (as defined herein) in exchange for the Surrendered Securities (the “Old Notes” defined as October and January Notes and Warrants in the Exchange Agreement). “New Securities” means a number of Exchange Shares (as defined in the Exchange Agreement) determined by applying the Exchange Ratio (as defined in the Exchange Agreement) upon consummation of a registered public offering of shares of the Company’s Common Stock (and warrants if included in such financing), at a valuation of not less than $200,000,000.00 pre-money, pursuant to which the Company receives gross proceeds of not less than $
Proceeds from Issuance Initial Public Offering				$ 20,000,000